Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 163	$ 121,739
Prepaid inventory	0	69,530
Inventory	80,404	80,470
Total Current Assets	80,567	271,739
OTHER ASSETS
Intangible assets	275,000	275,000
TOTAL ASSETS	355,567	546,739
CURRENT LIABILITIES
Accounts payable	112,600	73,205
Accrued interest	34,639	8,347
Accrued interest - related parties	52,532	51,593
Loans payable - related parties	145,413	153,228
Convertible notes payable - related parties	55,000	55,000
Convertible note payable (net of unamortized debt discount of $-0- and $17,812, and unamortized debt premium of $-0-, and $219,998, respectively)	290,000	502,186
Notes payable	40,000	40,000
Total Current Liabilities	730,184	883,559
TOTAL LIABILITIES	730,184	883,559
COMMITMENTS AND CONTINGENCIES (NOTE 8)	0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value; 20,000,000 shares authorized Preferred stock designated, Series D, $0.001 par value, 50,000 shares authorized, 5,000 and 0 shares issued and outstanding, respectively	5	0
Common stock, $0.001 par value; 140,000,000 shares authorized, 7,361,005 and 7,281,005 shares issued and outstanding, respectively	7,361	7,281
Additional paid-in capital	942,050	684,537
Accumulated deficit	(1,324,033)	(1,028,638)
Total Stockholders' Equity (Deficit)	(374,617)	(336,820)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 355,567	$ 546,739